Discontinued operations - Classes of Assets and Liabilities of Discontinued Components (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	$ 4,592
Accounts receivable	15,822
Prepayments and other receivables	9,476
Amount due from related party	2,079
Property, plant and equipment	633
Long-term deferred expenses	31
Deferred tax assets	866
Goodwill	16,926
Assets of discontinued components	50,425
Accounts payable	14,167
Accrued expenses and other payables	15,764
Amount due to related party	205
Income tax payable	9,524
Acquisition payable	22,196
Liabilities of discontinued components	$ 61,856